CONSOLIDATED STATEMENT OF CASH FLOW - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
CASH FLOW FROM OPERATING ACTIVITIES
Consolidated net income	$ 2,746	$ 3,921	$ 3,847	$ 6,667	$ 9,651
Depreciation, depletion, amortization and impairment	3,360	3,086	3,080	6,446	6,116
Non-current liabilities, valuation allowances, and deferred taxes	127	209	(53)	336	239
(Gains) losses on disposals of assets	(335)	25	182	(310)	(1,428)
Undistributed affiliates' equity earnings	(102)	(423)	(250)	(525)	38
(Increase) decrease in working capital	49	(4,232)	2,013	(4,183)	(3,673)
Other changes, net	115	(23)	188	92	233
Cash flow from operating activities	5,960	2,563	9,007	8,523	11,176
CASH FLOW USED IN INVESTING ACTIVITIES
Intangible assets and property, plant and equipment additions	(4,766)	(4,222)	(3,699)	(8,988)	(7,119)
Acquisitions of subsidiaries, net of cash acquired	(1,627)	(232)	(251)	(1,859)	(1,010)
Investments in equity affiliates and other securities	(419)	(311)	(481)	(730)	(969)
Increase in non-current loans	(425)	(568)	(621)	(993)	(1,159)
Total expenditures	(7,237)	(5,333)	(5,052)	(12,570)	(10,257)
Proceeds from disposals of intangible assets and property, plant and equipment	69	301	44	370	381
Proceeds from disposals of subsidiaries, net of cash sold	154	117	213	271	1,431
Proceeds from disposals of non-current investments	15	1	56	16	90
Repayment of non-current loans	310	109	181	419	330
Total divestments	548	528	494	1,076	2,232
Cash flow used in investing activities	(6,689)	(4,805)	(4,558)	(11,494)	(8,025)
CASH FLOW FROM FINANCING ACTIVITIES
Issuance (repayment) of shares: Parent company shareholders	492		521	492	521
Issuance (repayment) of shares: Treasury shares	(1,707)	(2,152)	(2,007)	(3,859)	(4,013)
Dividends paid: Parent company shareholders	(1,894)	(1,851)	(1,853)	(3,745)	(3,756)
Dividends paid: Non-controlling interests	(173)	(139)	(127)	(312)	(133)
Net issuance (repayment) of perpetual subordinated notes		(1,139)	(1,622)	(1,139)	(1,622)
Payments on perpetual subordinated notes	(27)	(128)	(50)	(155)	(209)
Other transactions with non-controlling interests	(31)	(20)	(19)	(51)	(36)
Net issuance (repayment) of non-current debt	257	3,431	4,319	3,688	4,361
Increase (decrease) in current borrowings	(356)	150	(5,453)	(206)	(1,917)
Increase (decrease) in current financial assets and liabilities	1,287	718	(530)	2,005	(259)
Cash flow from / (used in) financing activities	(2,152)	(1,130)	(6,821)	(3,282)	(7,063)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(2,881)	(3,372)	(2,372)	(6,253)	(3,912)
Effect of exchange rates	468	365	(57)	833	(140)
Cash and cash equivalents at the beginning of the period	22,837	25,844	25,640	25,844	27,263
CASH AND CASH EQUIVALENTS AT THE END OF THE PERIOD	$ 20,424	$ 22,837	$ 23,211	$ 20,424	$ 23,211